UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21081

                  ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2006

                   Date of reporting period: November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                           Shares   U.S. $ Value
-------                                                           ------   ------------
MUTUAL FUNDS-124.3%

The AllianceBernstein Pooling Portfolios - Equity - 66.5%
Global Real Estate Investment Portfolio                              820     $  8,825
International Growth Portfolio                                       518        5,762
International Value Portfolio                                        509        5,762
Small-Mid Cap Growth Portfolio                                       196        2,330
Small-Mid Cap Value Portfolio                                        220        2,330
U.S. Large Cap Growth Portfolio                                      938       11,102
U.S. Value Portfolio                                               1,051       11,102
                                                                             --------
                                                                               47,213
                                                                             --------
The AllianceBernstein Pooling Portfolios - Fixed Income - 57.8%
High-Yield Portfolio                                                 406        4,086
Inflation Protected Securities                                     1,355       13,237
Intermediate Duration Bond Portfolio                               1,470       14,579
Short Duration Bond Portfolio                                        916        9,134
                                                                             --------
                                                                               41,036
                                                                             --------
Total Mutual Funds
(cost $87,405)                                                                 88,249
                                                                             --------
Total Investments - 124.3%
(cost $87,405)                                                                 88,249
Other assets less liabilities - (24.3%)                                       (17,251)
                                                                             --------
Net Assets - 100%                                                            $ 70,998
                                                                             --------

ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                           Shares   U.S. $ Value
-------                                                           ------   ------------
MUTUAL FUNDS-99.2%

The AllianceBernstein Pooling Portfolios - Equity - 63%
Global Real Estate Investment Portfolio                           12,392    $  133,335
International Growth Portfolio                                     9,620       107,068
International Value Portfolio                                      9,458       107,068
Small-Mid Cap Growth Portfolio                                     4,044        48,000
Small-Mid Cap Value Portfolio                                      4,524        48,000
U.S. Large Cap Growth Portfolio                                   17,027       201,602
U.S. Value Portfolio                                              19,091       201,602
                                                                            ----------
                                                                               846,675
                                                                            ----------
The AllianceBernstein Pooling Portfolios - Fixed Income - 36.2%
High-Yield Portfolio                                               8,871        89,334
Inflation Protected Securities                                    19,311       188,668
Intermediate Duration Bond Portfolio                              19,221       190,668
Short Duration Bond Portfolio                                      1,805        18,000
                                                                            ----------
                                                                               486,670
                                                                            ----------
Total Mutual Funds
(cost $1,295,394)                                                            1,333,345
                                                                            ----------
Total Investments - 99.2%
(cost $1,295,394)                                                            1,333,345
Other assets less liabilities - 0.8%                                            11,386
                                                                            ----------
Net Assets - 100%                                                           $1,344,731
                                                                            ----------

ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                              Shares   U.S. $ Value
-------                                                              ------   ------------
MUTUAL FUNDS-100.6%

The AllianceBernstein Pooling Portfolios - Equity - 71.4%
Global Real Estate Investment Portfolio                              27,185    $  292,512
International Growth Portfolio                                       23,916       266,182
International Value Portfolio                                        23,514       266,182
Small-Mid Cap Growth Portfolio                                       11,366       134,915
Small-Mid Cap Value Portfolio                                        12,686       134,600
U.S. Large Cap Growth Portfolio                                      41,458       490,866
U.S. Value Portfolio                                                 46,456       490,573
                                                                               ----------
                                                                                2,075,830
                                                                               ----------
The AllianceBernstein Pooling Portfolios - Fixed Income - 29.2%
High-Yield Portfolio                                                 20,332       204,745
Inflation Protected Securities                                       29,191       285,198
Intermediate Duration Bond Portfolio                                 36,270       359,800
                                                                               ----------
                                                                                  849,743
                                                                               ----------
Total Mutual Funds
(cost $2,919,859)                                                               2,925,573
                                                                               ----------
Total Investments - 100.6%
(cost $2,919,859)                                                               2,925,573
Other assets less liabilities - (0.6%)                                            (17,840)
                                                                               ----------
Net Assets - 100%                                                              $2,907,733
                                                                               ----------

ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                           Shares   U.S. $ Value
-------                                                           ------   ------------
MUTUAL FUNDS-103.0%

The AllianceBernstein Pooling Portfolios - Equity - 80.3%
Global Real Estate Investment Portfolio                            5,318     $ 57,216
International Growth Portfolio                                     5,300       58,990
International Value Portfolio                                      5,211       58,990
Small-Mid Cap Growth Portfolio                                     2,598       30,840
Small-Mid Cap Value Portfolio                                      2,907       30,840
U.S. Large Cap Growth Portfolio                                    8,834      104,592
U.S. Value Portfolio                                               9,899      104,535
                                                                             --------
                                                                              446,003
                                                                             --------
The AllianceBernstein Pooling Portfolios - Fixed Income - 22.7%
High-Yield Portfolio                                               3,977       40,051
Inflation Protected Securities                                     2,782       27,178
Intermediate Duration Bond Portfolio                               5,941       58,933
                                                                             --------
                                                                              126,162
                                                                             --------
Total Mutual Funds
(cost $557,009)                                                               572,165
                                                                             --------
Total Investments - 103.0%
(cost $557,009)                                                               572,165
Other assets less liabilities - (3.0%)                                        (16,827)
                                                                             --------
Net Assets - 100%                                                            $555,338
                                                                             --------

ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                           Shares   U.S. $ Value
-------                                                           ------   ------------
MUTUAL FUNDS-102.8%

The AllianceBernstein Pooling Portfolios - Equity - 87.3%
Global Real Estate Investment Portfolio                            5,830     $ 62,735
International Growth Portfolio                                     6,398       71,205
International Value Portfolio                                      6,290       71,205
Small-Mid Cap Growth Portfolio                                     3,134       37,202
Small-Mid Cap Value Portfolio                                      3,506       37,202
U.S. Large Cap Growth Portfolio                                   10,703      126,725
U.S. Value Portfolio                                              11,995      126,663
                                                                             --------
                                                                              532,937
                                                                             --------
The AllianceBernstein Pooling Portfolios - Fixed Income - 15.5%
High-Yield Portfolio                                               4,361       43,915
Inflation Protected Securities                                       385        3,764
Intermediate Duration Bond Portfolio                               4,711       46,738
                                                                             --------
                                                                               94,417
                                                                             --------
Total Mutual Funds
(cost $610,466)                                                               627,354
                                                                             --------
Total Investments - 102.8%
(cost $610,466)                                                               627,354
Other assets less liabilities - (2.8%)                                        (17,024)
                                                                             --------
Net Assets - 100%                                                            $610,330
                                                                             --------

ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                          Shares   U.S. $ Value
-------                                                          ------   ------------
MUTUAL FUNDS-103.4%

The AllianceBernstein Pooling Portfolios - Equity - 95.1%
Global Real Estate Investment Portfolio                           4,682     $ 50,379
International Growth Portfolio                                    5,590       62,218
International Value Portfolio                                     5,496       62,218
Small-Mid Cap Growth Portfolio                                    2,818       33,451
Small-Mid Cap Value Portfolio                                     3,153       33,451
U.S. Large Cap Growth Portfolio                                   9,357      110,783
U.S. Value Portfolio                                             10,486      110,732
                                                                            --------
                                                                             463,232
                                                                            --------
The AllianceBernstein Pooling Portfolios - Fixed Income - 8.3%
High-Yield Portfolio                                              2,652       26,701
Intermediate Duration Bond Portfolio                              1,397       13,854
                                                                            --------
                                                                              40,555
                                                                            --------
Total Mutual Funds
(cost $486,274)                                                              503,787
                                                                            --------
Total Investments - 103.4%
(cost $486,274)                                                              503,787
Other assets less liabilities - (3.4%)                                       (16,797)
                                                                            --------
Net Assets - 100%                                                           $486,990
                                                                            --------

ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                          Shares   U.S. $ Value
-------                                                          ------   ------------
MUTUAL FUNDS-101.9%

The AllianceBernstein Pooling Portfolios - Equity - 100.8%
Global Real Estate Investment Portfolio                           7,025     $ 75,586
International Growth Portfolio                                    9,066      100,907
International Value Portfolio                                     8,914      100,907
Small-Mid Cap Growth Portfolio                                    4,706       55,858
Small-Mid Cap Value Portfolio                                     5,265       55,858
U.S. Large Cap Growth Portfolio                                  15,156      179,441
U.S. Value Portfolio                                             16,985      179,366
                                                                            --------
                                                                             747,923
                                                                            --------
The AllianceBernstein Pooling Portfolios - Fixed Income - 1.1%
High-Yield Portfolio                                                563        5,669
Intermediate Duration Bond Portfolio                                229        2,268
                                                                            --------
                                                                               7,937
                                                                            --------
Total Mutual Funds
(cost $726,809)                                                              755,860
                                                                            --------
Total Investments - 101.9%
(cost $726,809)                                                              755,860
Other assets less liabilities - (1.9%)                                       (13,772)
                                                                            --------
Net Assets - 100%                                                           $742,088
                                                                            --------

ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                      Shares   U.S. $ Value
-------                                                      ------   ------------
MUTUAL FUNDS-105.6%

The AllianceBernstein Pooling Portfolios - Equity - 105.6%
Global Real Estate Investment Portfolio                       3,050     $ 32,818
International Growth Portfolio                                3,981       44,304
International Value Portfolio                                 3,914       44,304
Small-Mid Cap Growth Portfolio                                2,074       24,613
Small-Mid Cap Value Portfolio                                 2,320       24,613
U.S. Large Cap Growth Portfolio                               6,652       78,762
U.S. Value Portfolio                                          7,459       78,762
                                                                        --------
Total Mutual Funds
(cost $318,235)                                                          328,176
                                                                        --------
Total Investments - 105.6%
(cost $318,235)                                                          328,176
Other assets less liabilities - (5.6%)                                   (17,328)
                                                                        --------
Net Assets - 100%                                                       $310,848
                                                                        --------

ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                      Shares   U.S. $ Value
-------                                                      ------   ------------
MUTUAL FUNDS-110.5%

The AllianceBernstein Pooling Portfolios - Equity - 110.5%
Global Real Estate Investment Portfolio                       1,683     $ 18,106
International Growth Portfolio                                2,196       24,444
International Value Portfolio                                 2,159       24,444
Small-Mid Cap Growth Portfolio                                1,144       13,580
Small-Mid Cap Value Portfolio                                 1,280       13,580
U.S. Large Cap Growth Portfolio                               3,670       43,456
U.S. Value Portfolio                                          4,115       43,456
                                                                        --------
Total Mutual Funds
(cost $175,069)                                                          181,066
                                                                        --------
Total Investments - 110.5%
(cost $175,069)                                                          181,066
Other assets less liabilities - (10.5%)                                  (17,260)
                                                                        --------
Net Assets - 100%                                                       $163,806
                                                                        --------

ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

Company                                                      Shares   U.S. $ Value
-------                                                      ------   ------------
MUTUAL FUNDS-113.2%

The AllianceBernstein Pooling Portfolios - Equity - 113.2%
Global Real Estate Investment Portfolio                       1,365     $ 14,683
International Growth Portfolio                                1,781       19,824
International Value Portfolio                                 1,751       19,824
Small-Mid Cap Growth Portfolio                                  928       11,013
Small-Mid Cap Value Portfolio                                 1,038       11,013
U.S. Large Cap Growth Portfolio                               2,976       35,241
U.S. Value Portfolio                                          3,337       35,241
                                                                        --------
Total Mutual Funds
(cost $141,774)                                                          146,839
                                                                        --------
Total Investments - 113.2%
(cost $141,774)                                                          146,839
Other assets less liabilities - (13.2%)                                  (17,083)
                                                                        --------
Net Assets - 100%                                                       $129,756
                                                                        --------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: January 23, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: January 23, 2006